UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2006
                                                  -----------------------

Check here if Amendment [  ]; Amendment Number:
                                               -------
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         Wesley Capital Management, LLC
                          -------------------------------------
Address:                      717 5th Avenue, 14th Floor
                          -------------------------------------
                              New York, NY 10022
                          -------------------------------------

13F File Number:
                -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                             Arthur  Wrubel
                          ---------------------------------
Title:                            Managing Member
                          ---------------------------------
Phone:                            212-421-7002
                          ---------------------------------

Signature, Place, and Date of Signing:

       /s/ Arthur Wrubel           New York, NY           November 14, 2006
      --------------------       ---------------        --------------------
          [Signature]             [City, State]                 [Date]

Person Signing this Report on Behalf of Reporting Manager:

Name:                             John Khoury
                          ---------------------------------
Title:                            Managing Member
                          ---------------------------------
Phone:                            212-421-7002
                          ---------------------------------

Signature, Place, and Date of Signing:

        /s/ John Khoury            New York, NY           November 14, 2006
      --------------------       ---------------        --------------------
          [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      13F File Number           Name

      28-
         ------------           ------------------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        -----------

Form 13F Information Table Entry Total:     40
                                        -----------

Form 13F Information Table Value Total:  $ 948,278
                                        -----------
                                       (in thousands)


List of Other Included Managers:            None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries on this list, state "NONE" and omit the column headings and list entries.]

None.

                                       Title                 Market Value    Share/     Share/  Put/
  Name of Issuer                      of Class     Cusip        (USD)       Prn Amount   Prn    Call
  --------------                      --------     -----        -----       ----------  ------  ----
ALEXANDERS INC. CMN                    COMMON     014752109   17,622,000      56,800      SH
APARTMENT INVT & MGMT CO CL-A
  CMN CLASS A                          COMMON     03748R101   22,308,000     410,000      SH
ARBOR REALTY TRUST, INC. CMN           COMMON     038923108   22,836,000     893,431      SH
BJ'S WHOLESALE CLUB INC CMN            COMMON     05548J106   72,760,000   2,493,500      SH
BOYD GAMING CORP CMN                   COMMON     103304101    7,430,000     193,300      SH
BROOKFIELD HOMES CORP CMN              COMMON     112723101   14,714,000     522,500      SH
BUILDING MATERIAL HOLDING CORP CMN     COMMON     120113105   27,277,000   1,048,300      SH
CORRECTIONS CORP OF AMERICA CMN        COMMON     22025Y407   61,521,000   1,422,450      SH
DR HORTON INC CMN                      COMMON     23331A109   10,299,000     430,000      SH
DOLLAR GENL CORP CMN                   COMMON     256669102   21,366,000   1,567,600      SH
EQUITY LIFESTYLE PPTYS INC CMN         COMMON     29472R108   13,585,000     297,200      SH
GENERAL GROWTH PROPERTIES INC CMN      COMMON     370021107   53,473,000   1,122,200      SH
GLIMCHER REALTY TRUST SBI CMN          COMMON     379302102    7,347,000     296,500      SH
HRPT PROPERTIES TRUST CMN              COMMON     40426W101   39,332,000   3,291,408      SH
HOME DEPOT INC CMN                     COMMON     437076102   16,866,000     465,000      SH
IRSA INVERSIONES Y REPRESENTAC
  IONES S A GDS REPSTG 10 SHS          COMMON     450047204   14,521,000   1,147,000      SH
JER INVESTORS TRUST INC. CMN           COMMON     46614H301    8,332,000     485,542      SH
KILROY RLTY CORP COMMON STOCK          COMMON     49427F108    5,651,000      75,000      SH
LENNAR CORPORATION CMN CLASS A         COMMON     526057104   17,353,000     383,500      SH
LENNAR CORP CMN CLASS B                COMMON     526057302   23,540,000     560,200      SH
M.D.C.HOLDINGS,INC (DELAWARE) CMN      COMMON     552676108    5,690,000     122,500      SH
MI DEVELOPMENTS INC. CMN               COMMON     55304X104   22,923,000     628,900      SH
MAGNA ENTERTAINMENT CMN CLASS A        COMMON     559211107    1,734,000     369,700      SH
MILLS CORP. CMN                        COMMON     601148109    7,742,000     463,300      SH
MORGANS HOTEL GROUP CO CMN             COMMON     61748W108    5,886,000     470,900      SH
ORIGEN FINANCIAL, INC. CMN             COMMON     68619E208    7,168,000   1,264,246      SH
RAMCO-GERSHENSON PPTYS TR (MD) CMN     COMMON     751452202   11,119,000     348,000      SH
REALOGY CORPORATION CMN                COMMON     75605E100   56,700,000   2,500,000      SH
REPUBLIC PROPERTY TRUST CMN            COMMON     760737106   26,980,000   2,448,300      SH
ROSS STORES,INC CMN                    COMMON     778296103   32,931,000   1,296,000      SH
SIX FLAGS INC CMN                      COMMON     83001P109    8,107,000   1,550,000      SH
SUN COMMUNITIES INC CMN                COMMON     866674104   29,430,000     920,840      SH
SUNRISE SENIOR LIVING INC CMN          COMMON     86768K106   35,297,000   1,181,700      SH
TALBOTS, INC. CMN                      COMMON     874161102   21,089,000     773,900      SH
TEJON RANCH CO CMN                     COMMON     879080109   94,685,000   2,231,565      SH
THOMAS PPTYS GROUP INC CMN             COMMON     884453101   17,377,000   1,352,300      SH
TOLL BROTHERS INC CMN                  COMMON     889478103   25,115,000     894,400      SH
URSTADT BIDDLE PROPERTIES INC. CMN     COMMON     917286205    6,372,000     350,715      SH
WAL MART STORES INC CMN                COMMON     931142103   37,187,000     754,000      SH
WEYERHAEUSER CO CMN                    COMMON     962166104   16,613,000     270,000      SH

                                                             948,278,000  37,352,697


                                                                    Voting
                                         Investment      Other     Authority
  Name of Issuer                         Discretion     Managers      Sole    Shared   None
  --------------                         ----------     --------   ---------  ------   ----
ALEXANDERS INC. CMN                    SHARED -DEFINED    N/A         56800
APARTMENT INVT & MGMT CO CL-A
  CMN CLASS A                          SHARED -DEFINED    N/A       410,000
ARBOR REALTY TRUST, INC. CMN           SHARED -DEFINED    N/A       893,431
BJ'S WHOLESALE CLUB INC CMN            SHARED -DEFINED    N/A     2,493,500
BOYD GAMING CORP CMN                   SHARED -DEFINED    N/A       193,300
BROOKFIELD HOMES CORP CMN              SHARED -DEFINED    N/A       522,500
BUILDING MATERIAL HOLDING CORP CMN     SHARED -DEFINED    N/A     1,048,300
CORRECTIONS CORP OF AMERICA CMN        SHARED -DEFINED    N/A     1,422,450
DR HORTON INC CMN                      SHARED -DEFINED    N/A       430,000
DOLLAR GENL CORP CMN                   SHARED -DEFINED    N/A     1,567,600
EQUITY LIFESTYLE PPTYS INC CMN         SHARED -DEFINED    N/A       297,200
GENERAL GROWTH PROPERTIES INC CMN      SHARED -DEFINED    N/A     1,122,200
GLIMCHER REALTY TRUST SBI CMN          SHARED -DEFINED    N/A       296,500
HRPT PROPERTIES TRUST CMN              SHARED -DEFINED    N/A     3,291,408
HOME DEPOT INC CMN                     SHARED -DEFINED    N/A       465,000
IRSA INVERSIONES Y REPRESENTAC
  IONES S A GDS REPSTG 10 SHS          SHARED -DEFINED    N/A     1,147,000
JER INVESTORS TRUST INC. CMN           SHARED -DEFINED    N/A       485,542
KILROY RLTY CORP COMMON STOCK          SHARED -DEFINED    N/A        75,000
LENNAR CORPORATION CMN CLASS A         SHARED -DEFINED    N/A       383,500
LENNAR CORP CMN CLASS B                SHARED -DEFINED    N/A       560,200
M.D.C.HOLDINGS,INC (DELAWARE) CMN      SHARED -DEFINED    N/A       122,500
MI DEVELOPMENTS INC. CMN               SHARED -DEFINED    N/A       628,900
MAGNA ENTERTAINMENT CMN CLASS A        SHARED -DEFINED    N/A       369,700
MILLS CORP. CMN                        SHARED -DEFINED    N/A       463,300
MORGANS HOTEL GROUP CO CMN             SHARED -DEFINED    N/A       470,900
ORIGEN FINANCIAL, INC. CMN             SHARED -DEFINED    N/A     1,264,246
RAMCO-GERSHENSON PPTYS TR (MD) CMN     SHARED -DEFINED    N/A       348,000
REALOGY CORPORATION CMN                SHARED -DEFINED    N/A     2,500,000
REPUBLIC PROPERTY TRUST CMN            SHARED -DEFINED    N/A     2,448,300
ROSS STORES,INC CMN                    SHARED -DEFINED    N/A     1,296,000
SIX FLAGS INC CMN                      SHARED -DEFINED    N/A     1,550,000
SUN COMMUNITIES INC CMN                SHARED -DEFINED    N/A       920,840
SUNRISE SENIOR LIVING INC CMN          SHARED -DEFINED    N/A     1,181,700
TALBOTS, INC. CMN                      SHARED -DEFINED    N/A       773,900
TEJON RANCH CO CMN                     SHARED -DEFINED    N/A     2,231,565
THOMAS PPTYS GROUP INC CMN             SHARED -DEFINED    N/A     1,352,300
TOLL BROTHERS INC CMN                  SHARED -DEFINED    N/A       894,400
URSTADT BIDDLE PROPERTIES INC. CMN     SHARED -DEFINED    N/A       350,715
WAL MART STORES INC CMN                SHARED -DEFINED    N/A       754,000
WEYERHAEUSER CO CMN                    SHARED -DEFINED    N/A       270,000

                                                                 37,352,697


                                       3